SCHEDULE  OF  INVESTMENTS  (000)*

June 30, 2023 (Unaudited)

Causeway Concentrated Equity Fund	Number of Shares	Value

COMMON STOCK
France — 7.3%
Carrefour SA	12,780	$ 242
Kering S.A.	260	144

		386

Germany — 5.0%
SAP SE	1,939	265

Ireland — 3.4%
Ryanair Holdings PLC ADR [1]	1,628	180

Italy — 9.5%
Enel SpA	38,477	259
UniCredit SpA	10,450	243

		502

Japan — 4.6%
Murata Manufacturing Co. Ltd.	4,200	241

South Korea — 7.6%
Samsung Electronics Co. Ltd.	2,764	152
SK Hynix Inc.	2,862	252

		404

Switzerland — 8.9%
Novartis AG	1,942	196
Roche Holding AG	496	151
Zurich Insurance Group AG	259	123

		470

United Kingdom — 3.3%
Rolls-Royce Holdings PLC [1]	91,401	176

United States — 47.7%
AbbVie Inc.	1,543	208
Alphabet Inc., Class C [1]	2,603	315
Avantor Inc. [1]	7,064	145
Berry Global Group Inc.	2,444	157
Carrier Global Corp.	2,666	132
Citigroup Inc.	5,273	243
Fiserv Inc. [1]	2,280	288
Genpact Ltd.	4,849	182
Leidos Holdings Inc.	2,473	219
Quest Diagnostics Inc.	950	134
TD SYNNEX Corp.	2,648	249
Walt Disney Co. [1]	1,322	118

SCHEDULE  OF  INVESTMENTS  (000)* (concluded)

June 30, 2023 (Unaudited)

Causeway Concentrated Equity Fund	Number of Shares	Value
United States — (continued)
Westrock Co.	4,375	$ 127

		2,517

Total Common Stock
(Cost $4,620) — 97.3%		5,141

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 5.050% **	94,121	94

Total Short-Term Investment
(Cost $94) — 1.8%		94

Total Investments — 99.1%
(Cost $4,714)		5,235

Other Assets in Excess of Liabilities — 0.9%		46

Net Assets — 100.0%		$ 5,281

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2023.
1	Non-income producing security.

ADR  American Depositary Receipt

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock
France	$—	$386	$—	$386
Germany	—	265	—	265
Ireland	180	—	—	180
Italy	—	502	—	502
Japan	—	241	—	241
South Korea	—	404	—	404
Switzerland	—	470	—	470
United Kingdom	—	176	—	176
United States	2,517	—	—	2,517

Total Common Stock	2,697	2,444	—	5,141

Short-Term Investment	94	—	—	94

Total Investments in Securities	$2,791	$2,444	$—	$5,235

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-007-0600